ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
Accounts Payable Accrued Expenses And Other Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2010	2011

	(EUR in thousands)
Accrued expenses and deferred income	129,436	96,689
Amounts due to re-insurers	23,391	23,820
Income and other taxes payable	165,153	153,236
Accounts payable	349,991	218,651
Payroll related accruals	52,192	57,365
Private equity: liabilities of investee entities	134,028	208,064
Unsettled transactions on debt securities	1,065	2,727
Accrued interest and commissions	357,546	420,999
Deferred tax liability (Note 39)	138,012	62,213
Amounts due to third-parties under collection agreements	28,277	82,205
Pension liability	299,933	224,743
Dividends payable	30,923	4,080
Amounts due to government agencies	145,379	180,043
European Re-development Fund	27,612	19,960
Liabilities relating to deposit administration funds (DAF)	232,337	198,040
Checks and credit card transactions under settlement	676,610	1,010,478
Other	534,125	585,023
Total	3,326,010	3,548,336